UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09116
                                                     ---------

                             Van Wagoner Funds, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Elyce Dilworth
                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
                 ----------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 415-835-5000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Small-Cap Growth Fund                                                    MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------
COMMON  STOCKS  93.49%

                  ADVANCED MATERIALS/PRODUCTS 0.43%
         10,000   Nanophase Technologies Corp.*                                               $            77,100
                                                                                              --------------------
                  AEROSPACE/DEFENSE-EQUIPMENT 0.56%
          4,000   BE Aerospace, Inc.*                                                                     100,480
                                                                                              --------------------
                  AIR POLLUTION CONTROL EQUIPMENT 0.61%
         12,500   CECO Environmental Corp.*                                                               109,500
                                                                                              --------------------
                  AIRLINES 0.50%
          5,000   AirTran Holdings, Inc.*                                                                  90,550
                                                                                              --------------------
                  APPAREL MANUFACTURERS 1.03%
         10,000   Everlast Worldwide, Inc.*                                                               185,000
                                                                                              --------------------
                  APPLICATIONS SOFTWARE 2.02%
         30,000   Actuate Corp.*                                                                          127,500
         20,000   Nuance Communications, Inc.*                                                            236,200
                                                                                              --------------------
                                                                                                          363,700
                                                                                              --------------------
                  AUTO-MEDIUM & HEAVY DUTY TRUCKS 0.89%
          5,000   A.S.V., Inc.*                                                                           161,100
                                                                                              --------------------
                  BEVERAGES-NON-ALCOHOLIC 1.05%
          1,500   Hansen Natural Corp.*                                                                   189,075
                                                                                              --------------------
                  BUSINESS-TO-BUSINESS/E-COMMERCE 0.95%
         17,500   Ariba, Inc.*                                                                            171,150
                                                                                              --------------------
                  CASINOS 0.92%
          7,500   Century Casinos, Inc.*                                                                   79,800
          2,000   MGM MIRAGE*                                                                              86,180
                                                                                              --------------------
                                                                                                          165,980
                                                                                              --------------------
                  CASINO SERVICES 0.53%
         10,000   Progressive Gaming International Corp.*                                                  95,700
                                                                                              --------------------
                  CHEMICALS-SPECIALTY 0.92%
         10,000   American Pacific Corp.                                                                   91,800
         15,000   ICO, Inc.*                                                                               75,000
                                                                                              --------------------
                                                                                                          166,800
                                                                                              --------------------
                  CIRCUIT BOARDS 0.60%
          7,500   TTM Technologies, Inc.*                                                                 108,675
                                                                                              --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Small-Cap Growth Fund  (CONTINUED)                                    MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------
                  COMMODITY 0.97%
          3,000   streetTRACKS Gold Trust*                                                    $           174,300
                                                                                              --------------------
                  COMMUNICATIONS SOFTWARE 0.90%
         50,000   Concurrent Computer Corp.*                                                              161,500
                                                                                              --------------------
                  COMPUTER GRAPHICS 1.21%
          7,500   Trident Microsystems, Inc.*                                                             217,950
                                                                                              --------------------
                  COMPUTERS-INTEGRATED SYSTEMS 1.64%
         22,500   Brocade Communications Systems, Inc.*                                                   150,300
         38,356   Internet Commerce Corp.*                                                                144,986
                                                                                              --------------------
                                                                                                          295,286
                                                                                              --------------------
                  COMPUTERS-SERVICES 1.21%
         30,000   LivePerson, Inc.*                                                                       217,200
                                                                                              --------------------
                  CONSUMER PRODUCTS-MISCELLANEOUS 0.88%
          3,000   Central Garden & Pet Co.*                                                               159,420
                                                                                              --------------------
                  CONTAINERS-PAPER/PLASTIC 0.55%
          3,000   AEP Industries, Inc.*                                                                    98,850
                                                                                              --------------------
                  DIAGNOSTIC KITS 0.39%
          7,500   MEDTOX Scientific, Inc.*                                                                 69,450
                                                                                              --------------------
                  E-COMMERCE/PRODUCTS 1.17%
          6,000   Stamps.com, Inc.*                                                                       211,560
                                                                                              --------------------
                  E-MARKETING/INFORMATION 0.58%
         10,000   24/7 Real Media, Inc.*                                                                  104,600
                                                                                              --------------------
                  ELECTRONIC COMPONENTS-MISCELLANEOUS 0.92%
        165,000   StockerYale, Inc.*                                                                      165,000
                                                                                              --------------------
                  ELECTRONIC COMPONENTS-SEMICONDUCTORS 5.85%
         17,500   Bookham, Inc.*                                                                          166,950
         15,000   EMCORE Corp.*                                                                           153,300
         65,000   Mindspeed Technologies, Inc.*                                                           258,700
         12,500   PMC-Sierra, Inc.*                                                                       153,625
          3,000   Silicon Laboratories, Inc.*                                                             164,850
         60,000   TranSwitch Corp.*                                                                       156,000
                                                                                              --------------------
                                                                                                        1,053,425
                                                                                              --------------------
                  ELECTRONIC DESIGN AUTOMATION 0.58%
          2,500   Ansoft Corp.*                                                                           104,225
                                                                                              --------------------
                  ENERGY-ALTERNATE SOURCES 0.85%
         10,000   Evergreen Solar, Inc.*                                                                  154,000
                                                                                              --------------------
                  ENTERPRISE SOFTWARE/SERVICES 1.69%
          6,000   Concur Technologies, Inc.*                                                              111,180
          7,500   The Ultimate Software Group, Inc.*                                                      193,875
                                                                                              --------------------
                                                                                                          305,055
                                                                                              --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Small-Cap Growth Fund  (CONTINUED)                                        MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------
                  INTERNET APPLICATION SOFTWARE 0.62%
         35,000   Art Technology Group, Inc.*                                                 $           112,350
                                                                                              --------------------
                  INTERNET CONNECTIVITY SERVICES 1.83%
         75,000   Covad Communications Group, Inc.*                                                       144,750
          8,500   Redback Networks, Inc.*                                                                 184,365
                                                                                              --------------------
                                                                                                          329,115
                                                                                              --------------------
                  INTERNET INCUBATORS 0.78%
         15,000   Internet Capital Group, Inc.*                                                           141,300
                                                                                              --------------------
                  INTERNET INFRASTRUCTURE SOFTWARE 2.39%
         40,000   Chordiant Software, Inc.*                                                               139,600
          2,500   F5 Networks, Inc.*                                                                      181,225
         10,000   iMergent, Inc.*                                                                         110,400
                                                                                              --------------------
                                                                                                          431,225
                                                                                              --------------------
                  INTERNET SECURITY 0.62%
          5,000   Aladdin Knowledge Systems Ltd.*                                                         112,250
                                                                                              --------------------
                  LEISURE & RECREATION PRODUCTS 0.58%
         15,000   GameTech International, Inc.*                                                           104,400
                                                                                              --------------------
                  MACHINERY-CONSTRUCTION & MINING 4.85%
          4,000   Astec Industries, Inc.*                                                                 143,600
          3,500   Bucyrus International, Inc.                                                             168,665
          6,000   JLG Industries, Inc.                                                                    184,740
          3,000   Joy Global, Inc.                                                                        179,310
          2,500   Terex Corp.*                                                                            198,100
                                                                                              --------------------
                                                                                                          874,415
                                                                                              --------------------
                  MEDICAL-BIOMEDICAL/GENETICS 1.74%
         18,000   Diversa Corp.*                                                                          163,980
         12,500   Exelixis, Inc.*                                                                         150,125
                                                                                              --------------------
                                                                                                          314,105
                                                                                              --------------------
                  MEDICAL-DRUGS 1.55%
          6,500   Adolor Corp.*                                                                           154,700
         20,000   Indevus Pharmaceuticals, Inc.*                                                          124,000
                                                                                              --------------------
                                                                                                          278,700
                                                                                              --------------------
                  MEDICAL-OUTPATIENT/HOME MEDICAL CARE 0.74%
          4,500   Air Methods Corp.*                                                                      132,930
                                                                                              --------------------
                  MEDICAL LABS & TESTING SERVICES 0.05%
          2,100   Bio-Imaging Technologies, Inc.*                                                           8,925
                                                                                              --------------------
                  MEDICAL PRODUCTS 2.58%
         11,500   ABIOMED, Inc.*                                                                          148,350
         50,000   ATS Medical, Inc.*                                                                      124,000
         10,000   PSS World Medical, Inc.*                                                                192,900
                                                                                              --------------------
                                                                                                          465,250
                                                                                              --------------------
                  METAL PROCESSORS & FABRICATION 0.45%
          1,500   Commercial Metals Co.                                                                    80,235
                                                                                              --------------------
                  METAL PRODUCTS-DISTRIBUTION 0.84%
          5,500   Empire Resources, Inc.                                                                  151,800
                                                                                              --------------------
                  MISCELLANEOUS MANUFACTURING 0.71%
          2,000   FreightCar America, Inc.                                                                127,200
                                                                                              --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Small-Cap Growth Fund  (CONTINUED)                                        MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------
                  NETWORKING PRODUCTS 1.01%
         22,500   Stratos International, Inc.*                                                $           182,025
                                                                                              --------------------
                  NON-FERROUS METALS 1.08%
          4,000   Titanium Metals Corp.*                                                                  194,200
                                                                                              --------------------
                  OIL-FIELD SERVICES 1.46%
          2,750   Core Laboratories N.V.*                                                                 130,762
          3,500   Helix Energy Solutions Group, Inc.*                                                     132,650
                                                                                              --------------------
                                                                                                          263,412
                                                                                              --------------------
                  OIL FIELD MACHINERY & EQUIPMENT 7.35%
         12,000   CE Franklin Ltd.*                                                                       180,000
          2,000   Dril-Quip, Inc.*                                                                        141,700
          5,000   Flotek Industries, Inc.*                                                                125,500
          3,000   FMC Technologies, Inc.*                                                                 153,660
          2,000   Hydril Co.*                                                                             155,900
          2,500   Lufkin Industries, Inc.                                                                 138,600
          2,500   Maverick Tube Corp.*                                                                    132,475
          8,000   Mitcham Industries, Inc.*                                                               133,120
          6,000   NATCO Group, Inc.*                                                                      162,600
                                                                                              --------------------
                                                                                                        1,323,555
                                                                                              --------------------
                  PATIENT MONITORING EQUIPMENT 1.00%
         50,000   Medwave, Inc.*                                                                          180,000
                                                                                              --------------------
                  POWER CONVERSION/SUPPLY EQUIPMENT 0.81%
         40,000   Capstone Turbine Corp.*                                                                 145,600
                                                                                              --------------------
                  PRECIOUS METALS 0.82%
         22,500   Coeur d'Alene Mines Corp.*                                                              147,600
                                                                                              --------------------
                  RECYCLING 0.53%
          2,000   Aleris International, Inc.*                                                              96,140
                                                                                              --------------------
                  REMEDIATION SERVICES  0.62%
         25,000   Bennett Environmental, Inc.*                                                            111,500
                                                                                              --------------------
                  RESPIRATORY PRODUCTS 0.61%
          2,500   ResMed, Inc.*                                                                           109,950
                                                                                              --------------------
                  RETAIL-APPAREL/SHOES 2.30%
          2,500   The Children's Place Retail Stores, Inc.*                                               144,750
          5,000   Shoe Carnival, Inc.*                                                                    124,900
          3,000   The Dress Barn, Inc.*                                                                   143,850
                                                                                              --------------------
                                                                                                          413,500
                                                                                              --------------------
                  RETAIL-REGIONAL DEPARTMENT STORES 0.61%
          7,500   Retail Ventures, Inc.*                                                                  109,950
                                                                                              --------------------
                  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUIT 3.95%
         25,000   ANADIGICS, Inc.*                                                                        197,500
         25,000   TriQuint Semiconductor, Inc.*                                                           123,000
         35,000   Vitesse Semiconductor Corp.*                                                            125,300
        105,700   WJ Communications, Inc.*                                                                266,364
                                                                                              --------------------
                                                                                                          712,164
                                                                                              --------------------
                  SEMICONDUCTOR EQUIPMENT 0.60%
         20,000   Electroglas, Inc.*                                                                      108,800
                                                                                              --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Small-Cap Growth Fund  (CONTINUED)                                        MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------
                  SILVER MINING 2.24%
          5,000   Silver Standard Resources, Inc.*                                            $           102,800
         15,000   Silver Wheaton Corp.*                                                                   160,050
          6,000   Western Silver Corp.*                                                                   140,820
                                                                                              --------------------
                                                                                                          403,670
                                                                                              --------------------
                  STEEL-PRODUCERS 0.62%
          7,500   AK Steel Holding Corp.*                                                                 112,500
                                                                                              --------------------
                  STEEL-SPECIALTY 1.38%
          2,000   Allegheny Technologies, Inc.                                                            122,360
          4,900   Universal Stainless & Alloy Products, Inc.*                                             125,930
                                                                                              --------------------
                                                                                                          248,290
                                                                                              --------------------
                  TELECOMMUNICATION EQUIPMENT 4.87%
          5,000   CommScope, Inc.*                                                                        142,750
         20,000   Ditech Communications Corp.*                                                            209,000
         20,000   Sirenza Microdevices, Inc.*                                                             189,000
        150,000   Sunrise Telecom, Inc.                                                                   337,500
                                                                                              --------------------
                                                                                                          878,250
                                                                                              --------------------
                  TELECOMMUNICATION EQUIPMENT-FIBER OPTICS 4.99%
         70,000   Avanex Corp.*                                                                           228,200
         35,000   Ciena Corp.*                                                                            182,350
         30,000   Finisar Corp.*                                                                          148,500
         40,000   JDS Uniphase Corp.*                                                                     166,800
         10,000   Oplink Communications, Inc.*                                                            173,400
                                                                                              --------------------
                                                                                                          899,250
                                                                                              --------------------
                  TELECOMMUNICATION SERVICES 0.73%
         15,000   First Avenue Networks, Inc.*                                                            132,150
                                                                                              --------------------
                  TELEPHONE-INTEGRATED 0.82%
         10,000   Broadwing Corp.*                                                                        147,400
                                                                                              --------------------
                  TRANSPORTATION-MARINE 0.57%
          1,500   Kirby Corp.*                                                                            102,165
                                                                                              --------------------
                  WEB HOSTING/DESIGN 1.08%
         15,000   Web.com, Inc.*                                                                           88,950
          7,500   Website Pros, Inc.*                                                                     105,375
                                                                                              --------------------
                                                                                                          194,325
                                                                                              --------------------
                  WEB PORTALS/INTERNET SERVICE PROVIDERS 0.24%
          7,500   GigaMedia Ltd.*                                                                          42,600
                                                                                              --------------------
                  WIRE & CABLE PRODUCTS 0.95%
          3,000   Insteel Industries, Inc.                                                                170,340
                                                                                              --------------------
                  WIRELESS EQUIPMENT 1.52%
          4,000   Micronetics, Inc.*                                                                       88,480
         30,000   Stratex Networks, Inc.*                                                                 184,500
                                                                                              --------------------
                                                                                                          272,980
                                                                                              --------------------
                  TOTAL COMMON  STOCKS
                     (Cost $13,956,208)                                                                16,843,147
                                                                                              --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Small-Cap Growth Fund  (CONTINUED)                                         MARCH 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT   4.43%

                  PNC Bank Money Market Account, 4.50%                                        $           798,766
                                                                                              --------------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $798,766)                                                                      798,766
                                                                                              --------------------
                  TOTAL INVESTMENTS   97.92%
                     (Cost $14,754,974) (a)                                                            17,641,913

                  ASSETS AND OTHER LIABILITIES 2.08%                                                      374,795
                                                                                              --------------------
NET ASSETS   100.00%                                                                          $        18,016,708
                                                                                              ====================

             (a) Cost for Federal income tax purposes is $14,754,974. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
                         Gross unrealized appreciation   $            2,997,706
                         Gross unrealized depreciation                 (110,767)
                                                         -----------------------
                           Net unrealized appreciation   $            2,886,939
                                                         =======================
              *   Non-income producing

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Growth Opportunities Fund                                                     MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON  STOCKS  95.76%

                  ADVERTISING SALES 1.09%
          3,000   Focus Media Holding Ltd. ADR*                                                  $           174,060
                                                                                                 --------------------
                  AEROSPACE/DEFENSE 0.73%
          2,000   Armor Holdings, Inc.*                                                                      116,580
                                                                                                 --------------------
                  AGRICULTURAL OPERATIONS 0.74%
          1,500   The Andersons, Inc.                                                                        117,345
                                                                                                 --------------------
                  APPAREL MANUFACTURERS 1.49%
          4,000   The Gymboree Corp.*                                                                        104,160
          3,500   Phillips-Van Heusen Corp.                                                                  133,735
                                                                                                 --------------------
                                                                                                             237,895
                                                                                                 --------------------
                  APPLICATIONS SOFTWARE 1.43%
          6,000   Citrix Systems, Inc.*                                                                      227,400
                                                                                                 --------------------
                  BEVERAGES-NON-ALCOHOLIC 0.99%
          1,250   Hansen Natural Corp.*                                                                      157,563
                                                                                                 --------------------
                  BUSINESS-TO-BUSINESS/E-COMMERCE 0.92%
         15,000   Ariba, Inc.*                                                                               146,700
                                                                                                 --------------------
                  CASINOS 1.80%
          2,500   Isle of Capri Casinos, Inc.*                                                                83,200
          3,000   Monarch Casino & Resort, Inc.*                                                              85,170
          1,500   Station Casinos, Inc.                                                                      119,055
                                                                                                 --------------------
                                                                                                             287,425
                                                                                                 --------------------
                  CASINO SERVICES 0.53%
          5,000   Bally Technologies, Inc.*                                                                   84,950
                                                                                                 --------------------
                  CELLULAR TELECOMMUNICATIONS 2.25%
          3,500   Leap Wireless International, Inc.*                                                         152,565
          3,500   NII Holdings, Inc.*                                                                        206,395
                                                                                                 --------------------
                                                                                                             358,960
                                                                                                 --------------------
                  CHEMICALS-DIVERSIFIED 0.48%
          3,000   Innospec, Inc.                                                                              76,890
                                                                                                 --------------------
                  CHEMICALS-PLASTICS 0.59%
         10,000   PolyOne Corp.*                                                                              93,200
                                                                                                 --------------------
                  COMMERCIAL SERVICES 1.53%
         10,000   Quanta Services, Inc.*                                                                     160,200
          2,500   TEAM, Inc.                                                                                  83,150
                                                                                                 --------------------
                                                                                                             243,350
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Growth Opportunities Fund  (CONTINUED)                                      MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL SERVICES-FINANCE 0.95%
          4,000   Euronet Worldwide, Inc.*                                                       $           151,320
                                                                                                 --------------------
                  COMMUNICATIONS SOFTWARE 0.80%
          5,000   Witness Systems, Inc.*                                                                     127,000
                                                                                                 --------------------
                  COMPUTER SOFTWARE 0.67%
          5,000   Blackbaud, Inc.                                                                            105,950
                                                                                                 --------------------
                  COMPUTERS-INTEGRATED SYSTEMS 0.84%
         20,000   Brocade Communications Systems, Inc.*                                                      133,600
                                                                                                 --------------------
                  COMPUTERS-MEMORY DEVICES 1.06%
          7,500   LaserCard Corp.*                                                                           168,750
                                                                                                 --------------------
                  DECISION SUPPORT SOFTWARE 0.93%
         15,000   Interactive Intelligence, Inc.*                                                            148,500
                                                                                                 --------------------
                  DIALYSIS CENTERS 0.63%
          2,500   Fresenius Medical Care AG & Co. ADR                                                         99,625
                                                                                                 --------------------
                  ELECTRONIC COMPONENTS-MISCELLANEOUS 1.10%
          2,500   Plexus Corp.*                                                                               93,925
          1,500   Rogers Corp.*                                                                               81,720
                                                                                                 --------------------
                                                                                                             175,645
                                                                                                 --------------------
                  ELECTRONIC COMPONENTS-SEMICONDUCTORS 7.34%
          5,000   Altera Corp.*                                                                              103,200
         15,000   Bookham, Inc.*                                                                             143,100
         45,000   Conexant Systems, Inc.*                                                                    155,250
         15,000   EMCORE Corp.*                                                                              153,300
         15,000   LSI Logic Corp.*                                                                           173,400
          3,000   NVIDIA Corp.*                                                                              171,780
          2,500   Silicon Laboratories, Inc.*                                                                137,375
          3,500   Supertex, Inc.*                                                                            131,670
                                                                                                 --------------------
                                                                                                           1,169,075
                                                                                                 --------------------
                  ELECTRONIC SECURITY DEVICES 0.73%
          1,250   American Science and Engineering, Inc.*                                                    116,750
                                                                                                 --------------------
                  ENERGY-ALTERNATE SOURCES 0.97%
         10,000   Evergreen Solar, Inc.*                                                                     154,000
                                                                                                 --------------------
                  ENTERPRISE SOFTWARE/SERVICES 0.72%
         15,000   Lawson Software, Inc.*                                                                     115,050
                                                                                                 --------------------
                  HAZARDOUS WASTE DISPOSAL 0.64%
          5,000   American Ecology Corp.                                                                     101,900
                                                                                                 --------------------
                  HUMAN RESOURCES 0.85%
          2,500   Administaff, Inc.                                                                          135,900
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Growth Opportunities Fund  (CONTINUED)                                      MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  INDUSTRIAL AUDIO & VIDEO PRODUCTS 0.66%
          5,000   Dolby Laboratories, Inc.*                                                      $           104,500
                                                                                                 --------------------
                  INTERNET APPLICATION SOFTWARE 0.95%
          4,500   WebEx Communications, Inc.*                                                                151,515
                                                                                                 --------------------
                  INTERNET CONNECTIVITY SERVICES 1.98%
          5,000   Cogent Communications Group, Inc.*                                                          48,750
          2,000   NDS Group plc ADR*                                                                         104,060
          7,500   Redback Networks, Inc.*                                                                    162,675
                                                                                                 --------------------
                                                                                                             315,485
                                                                                                 --------------------
                  INTERNET CONTENT-ENTERTAINMENT 0.80%
         12,500   PlanetOut, Inc.*                                                                           126,875
                                                                                                 --------------------
                  INTERNET INFRASTRUCTURE SOFTWARE 0.91%
          2,000   F5 Networks, Inc.*                                                                         144,980
                                                                                                 --------------------
                  MACHINERY-CONSTRUCTION & MINING 6.16%
          5,000   Astec Industries, Inc.*                                                                    179,500
          4,500   Bucyrus International, Inc.                                                                216,855
          8,000   JLG Industries, Inc.                                                                       246,320
          3,000   Joy Global, Inc.                                                                           179,310
          2,000   Terex Corp.*                                                                               158,480
                                                                                                 --------------------
                                                                                                             980,465
                                                                                                 --------------------
                  MACHINERY-GENERAL INDUSTRIAL 1.36%
          2,000   Gardner Denver, Inc.*                                                                      130,400
          3,000   Intevac, Inc.*                                                                              86,340
                                                                                                 --------------------
                                                                                                             216,740
                                                                                                 --------------------
                  MEDICAL-BIOMEDICAL/GENETICS 0.77%
          3,000   Integra LifeSciences Holdings Corp.*                                                       122,940
                                                                                                 --------------------
                  MEDICAL-LABS & TESTING SERVICES 0.92%
          2,500   Covance, Inc.*                                                                             146,875
                                                                                                 --------------------
                  MEDICAL-LASER SYSTEMS 0.87%
          6,000   IntraLase Corp.*                                                                           139,200
                                                                                                 --------------------
                  METAL PROCESSORS & FABRICATORS 1.18%
          1,500   Commercial Metals Co.                                                                       80,235
          3,000   Dynamic Materials Corp.                                                                    106,920
                                                                                                 --------------------
                                                                                                             187,155
                                                                                                 --------------------
                  METAL PRODUCTS-DISTRIBUTORS 0.87%
          5,000   Empire Resouces, Inc.                                                                      138,000
                                                                                                 --------------------
                  MISCELLANEOUS MANUFACTURING 0.88%
          4,000   American Railcar Industries, Inc.*                                                         140,280
                                                                                                 --------------------
                  NETWORKING PRODUCTS 1.93%
         12,500   Aeroflex, Inc.*                                                                            171,625
          7,500   Foundry Networks, Inc.*                                                                    136,200
                                                                                                 --------------------
                                                                                                             307,825
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Growth Opportunities Fund  (CONTINUED)                                      MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  NON-FERROUS METALS 1.07%
          3,500   Titanium Metals Corp.*                                                         $           169,925
                                                                                                 --------------------
                  OIL-FIELD SERVICES 1.52%
          2,500   Core Laboratories N.V.*                                                                    118,875
          3,250   Helix Energy Solutions Group, Inc.*                                                        123,175
                                                                                                 --------------------
                                                                                                             242,050
                                                                                                 --------------------
                  OIL FIELD MACHINERY & EQUIPMENT 7.92%
         12,000   CE Franklin Ltd.*                                                                          180,000
          2,000   Dril-Quip, Inc.*                                                                           141,700
          4,500   Flotek Industries, Inc.*                                                                   112,950
          3,000   FMC Technologies, Inc.*                                                                    153,660
          2,000   Hydril Co.*                                                                                155,900
          2,250   Lufkin Industries, Inc.                                                                    124,740
          2,500   Maverick Tube Corp.*                                                                       132,475
          7,500   Mitcham Industries, Inc.*                                                                  124,800
          5,000   NATCO Group, Inc.*                                                                         135,500
                                                                                                 --------------------
                                                                                                           1,261,725
                                                                                                 --------------------
                  PRECIOUS METALS 0.93%
         22,500   Coeur d'Alene Mines Corp.*                                                                 147,600
                                                                                                 --------------------
                  RECYCLING 0.60%
          2,000   Aleris International, Inc.*                                                                 96,140
                                                                                                 --------------------
                  RESEARCH & DEVELOPMENT 0.64%
          3,000   Kendle International, Inc.*                                                                101,400
                                                                                                 --------------------
                  RETAIL-RESTAURANTS 0.81%
          4,500   Domino's Pizza, Inc.                                                                       128,475
                                                                                                 --------------------
                  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS 1.57%
         10,000   Exar Corp.*                                                                                142,800
         30,000   Vitesse Semiconductor Corp.*                                                               107,400
                                                                                                 --------------------
                                                                                                             250,200
                                                                                                 --------------------
                  SEMICONDUCTOR EQUIPMENT 0.92%
          6,000   Ultratech, Inc.*                                                                           146,880
                                                                                                 --------------------
                  SILVER MINING 2.70%
          5,000   Silver Standard Resources, Inc.*                                                           102,800
         17,500   Silver Wheaton Corp.*                                                                      186,725
          6,000   Western Silver Corp.*                                                                      140,820
                                                                                                 --------------------
                                                                                                             430,345
                                                                                                 --------------------
                  STEEL-PRODUCERS 1.15%
          6,000   AK Steel Holding Corp.*                                                                     90,000
          1,000   Reliance Steel & Aluminum Co.                                                               93,920
                                                                                                 --------------------
                                                                                                             183,920
                                                                                                 --------------------
                  STEEL-SPECIALTY 1.11%
          2,000   Allegheny Technologies, Inc.                                                               122,360
          2,100   Universal Stainless & Alloy Products, Inc.*                                                 53,970
                                                                                                 --------------------
                                                                                                             176,330
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Growth Opportunities Fund  (CONTINUED)                                      MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATION EQUIPMENT 5.79%
          5,000   Anaren, Inc.*                                                                  $            97,350
          7,500   ARRIS Group, Inc.*                                                                         103,200
         22,500   Sirenza Microdevices, Inc.*                                                                212,625
        120,000   Sunrise Telecom, Inc.                                                                      270,000
         15,000   Tellabs, Inc.*                                                                             238,500
                                                                                                 --------------------
                                                                                                             921,675
                                                                                                 --------------------
                  TELECOMMUNICATION EQUIPMENT-FIBER OPTICS 6.27%
         60,000   Avanex Corp.*                                                                              195,600
         42,500   Ciena Corp.*                                                                               221,425
         15,000   EXFO Electro-Optical Engineering, Inc.*                                                    118,050
         25,000   Finisar Corp.*                                                                             123,750
         40,000   JDS Uniphase Corp.*                                                                        166,800
         10,000   Oplink Communications, Inc.*                                                               173,400
                                                                                                 --------------------
                                                                                                             999,025
                                                                                                 --------------------
                  TELECOMMUNICATION SERVICES 1.47%
         25,000   ECtel Ltd.*                                                                                128,500
          7,500   MasTec, Inc.*                                                                              106,275
                                                                                                 --------------------
                                                                                                             234,775
                                                                                                 --------------------
                  TELEPHONE-INTEGRATED  0.93%
         10,000   Broadwing Corp.*                                                                           147,400
                                                                                                 --------------------
                  THERAPEUTICS  0.83%
          7,500   Alnylam Pharmaceuticals, Inc.*                                                             131,925
                                                                                                 --------------------
                  TRANSPORTATION-EQUIPMENT & LEASING 0.63%
          2,500   The Greenbrier Companies, Inc.                                                             100,125
                                                                                                 --------------------
                  TRANSPORTATION-MARINE 0.74%
          2,500   American Commercial Lines, Inc.*                                                           118,000
                                                                                                 --------------------
                  WEB HOSTING/DESIGN 0.67%
         12,500   Terremark Worldwide, Inc.*                                                                 106,250
                                                                                                 --------------------
                  WEB PORTALS/INTERNET SERVICE PROVIDERS 1.20%
          7,500   TOM Online, Inc. ADR*                                                                      190,800
                                                                                                 --------------------
                  WIRE & CABLE PRODUCTS 0.89%
          2,500   Insteel Industries, Inc.                                                                   141,950
                                                                                                 --------------------
                  WIRELESS EQUIPMENT 0.97%
         25,000   Stratex Networks, Inc.*                                                                    153,750
                                                                                                 --------------------
                  X-RAY EQUIPMENT 1.39%
          4,000   Hologic, Inc.*                                                                             221,400
                                                                                                 --------------------
                  TOTAL COMMON  STOCKS
                     (Cost $13,013,353)                                                                   15,250,283
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Growth Opportunities Fund  (CONTINUED)                                      MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT   1.03%

                  PNC Bank Money Market Account, 4.50%                                           $           163,335
                                                                                                 --------------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $163,335)                                                                         163,335
                                                                                                 --------------------
                  TOTAL INVESTMENTS   96.79%
                     (Cost $13,176,688) (a)                                                               15,413,618

                  ASSETS LESS OTHER LIABILITIES   3.21%                                                      512,036
                                                                                                 --------------------
NET ASSETS   100.00%                                                                             $        15,925,654
                                                                                                 ====================

             (a)  Cost for Federal income tax purposes is $13,176,688. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
                         Gross unrealized appreciation   $            2,275,070
                         Gross unrealized depreciation                  (38,140)
                                                         -----------------------
                           Net unrealized appreciation   $            2,236,930
                                                         =======================
              *   Non-income producing
            ADR   American-Depository Receipt

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Emerging Growth Fund                                                          MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON  STOCKS  92.77%
                  APPAREL MANUFACTURERS 0.63%
         15,000   Lakeland Industries, Inc.*                                                     $           307,500
                                                                                                 --------------------
                  BEVERAGES-NON-ALCOHOLIC 0.96%
          3,750   Hansen Natural Corp.*                                                                      472,688
                                                                                                 --------------------
                  BUSINESS-TO-BUSINESS/E-COMMERCE 1.68%
         50,000   Ariba, Inc.*                                                                               489,000
         40,000   webMethods, Inc.*                                                                          336,800
                                                                                                 --------------------
                                                                                                             825,800
                                                                                                 --------------------
                  CASINOS 1.77%
         12,500   Dover Downs Gaming & Entertainment, Inc.                                                   272,000
          5,000   Las Vegas Sands Corp.*                                                                     283,300
          4,000   Wynn Resorts, Ltd.*                                                                        307,400
                                                                                                 --------------------
                                                                                                             862,700
                                                                                                 --------------------
                  CASINO SERVICES 0.54%
          7,500   Scientific Games Corp.*                                                                    263,475
                                                                                                 --------------------
                  CELLULAR TELECOMMUNICATIONS 1.03%
         75,000   Airspan Networks, Inc.*                                                                    506,250
                                                                                                 --------------------
                  CHEMICALS-SPECIALTY 0.95%
          5,000   NewMarket Corp.                                                                            237,950
         10,000   Zoltek Companies, Inc.*                                                                    228,600
                                                                                                 --------------------
                                                                                                             466,550
                                                                                                 --------------------
                  COMMODITY 0.89%
          7,500   streetTRACKS Gold Trust*                                                                   435,750
                                                                                                 --------------------
                  COMPUTERS-INTEGRATED SYSTEMS 1.02%
         75,000   Brocade Communications Systems, Inc.                                                       501,000
                                                                                                 --------------------
                  COMPUTERS-MEMORY DEVICES 1.72%
         12,500   Network Appliance, Inc.*                                                                   450,375
         12,500   Xyratex Ltd.*                                                                              393,750
                                                                                                 --------------------
                                                                                                             844,125
                                                                                                 --------------------
                  DIAGNOSTIC EQUIPMENT 0.44%
          7,500   Immucor, Inc.*                                                                             215,175
                                                                                                 --------------------
                  DISTRIBUTION/WHOLESALE 1.11%
         17,500   Brightpoint, Inc.*                                                                         543,550
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Emerging Growth Fund  (CONTINUED)                                             MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED MANUFACTURING OPERATIONS 0.55%
          5,000   Trinity Industries, Inc.                                                       $           271,950
                                                                                                 --------------------
                  DRUG DELIVERY SYSTEMS 0.90%
         15,000   Conor Medsystems, Inc.*                                                                    441,000
                                                                                                 --------------------
                  ELECTRONIC COMPONENTS-MISCELLANEOUS 0.72%
        350,000   StockerYale, Inc.*                                                                         350,000
                                                                                                 --------------------
                  ELECTRONIC COMPONENTS-SEMICONDUCTORS 9.53%
        125,000   Applied Micro Circuits Corp.*                                                              508,750
         42,500   Bookham, Inc.*                                                                             405,450
          7,500   Diodes, Inc.*                                                                              311,250
         50,000   EMCORE Corp.*                                                                              511,000
         15,000   MEMC Electronic Materials, Inc.*                                                           553,800
        100,000   Mindspeed Technologies, Inc.*                                                              398,000
         12,500   NetLogic Microsystems, Inc.*                                                               515,125
         50,000   PMC-Sierra, Inc.*                                                                          614,500
          7,500   Rambus, Inc.*                                                                              295,050
         10,000   Silicon Laboratories, Inc.*                                                                549,500
                                                                                                 --------------------
                                                                                                           4,662,425
                                                                                                 --------------------
                  ELECTRONIC MEASURING INSTRUMENTS 0.70%
          6,000   Badger Meter, Inc.                                                                         341,880
                                                                                                 --------------------
                  ENERGY-ALTERNATIVE SOURCES 2.24%
         45,000   Evergreen Solar, Inc.*                                                                     693,000
         35,000   FuelCell Energy, Inc.*                                                                     401,450
                                                                                                 --------------------
                                                                                                           1,094,450
                                                                                                 --------------------
                  ENTERPRISE SOFTWARE/SERVICES 0.67%
         25,000   BEA Systems, Inc.*                                                                         328,250
                                                                                                 --------------------
                  E-MARKETING/INFORMATION 0.67%
          7,500   Digital River, Inc.*                                                                       327,075
                                                                                                 --------------------
                  FILTRATION/SEPARATION PRODUCTS 0.55%
          7,500   CLARCOR, Inc.                                                                              267,000
                                                                                                 --------------------
                  FINANCE-INVESTMENT BANKER/BROKER 1.10%
         20,000   E*TRADE Financial Corp.*                                                                   539,600
                                                                                                 --------------------
                  HAZARDOUS WASTE DISPOSAL 0.55%
          4,000   Stericycle, Inc.*                                                                          270,480
                                                                                                 --------------------
                  HUMAN RESOURCES 1.02%
         10,000   Monster Worldwide, Inc.*                                                                   498,600
                                                                                                 --------------------
                  INTERNET CONNECTIVITY SERVICES 2.31%
        450,000   Internap Network Services Corp.*                                                           423,000
         32,500   Redback Networks, Inc.*                                                                    704,925
                                                                                                 --------------------
                                                                                                           1,127,925
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Emerging Growth Fund  (CONTINUED)                                             MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  INTERNET INFRASTRUCTURE SOFTWARE 3.38%
         15,000   Akamai Technologies, Inc.*                                                     $           493,350
        125,000   Chordiant Software, Inc.*                                                                  436,250
         10,000   F5 Networks, Inc.*                                                                         724,900
              1   Openwave Systems, Inc.*                                                                         22
                                                                                                 --------------------
                                                                                                           1,654,522
                                                                                                 --------------------
                  INTERNET SECURITY 2.15%
          7,500   CheckFree Corp.*                                                                           378,750
         37,500   RSA Security, Inc.*                                                                        672,750
                                                                                                 --------------------
                                                                                                           1,051,500
                                                                                                 --------------------
                  LEISURE & RECREATION PRODUCTS 0.46%
         15,000   Multimedia Games, Inc.*                                                                    223,200
                                                                                                 --------------------
                  MACHINERY-CONSTRUCTION & MINING 4.39%
         10,000   Astec Industries, Inc.*                                                                    359,000
         10,000   Bucyrus International, Inc.                                                                481,900
         15,000   JLG Industries, Inc.                                                                       461,850
          7,500   Joy Global, Inc.                                                                           448,275
          5,000   Terex Corp.*                                                                               396,200
                                                                                                 --------------------
                                                                                                           2,147,225
                                                                                                 --------------------
                  MACHINERY-GENERAL INDUSTRIAL 1.18%
          7,500   Applied Industrial Technologies, Inc.                                                      334,500
          7,500   Westinghouse Air Brake Technologies Corp.                                                  244,500
                                                                                                 --------------------
                                                                                                             579,000
                                                                                                 --------------------
                  MEDICAL-BIOMEDICAL/GENETICS 2.33%
         15,000   Celgene Corp.*                                                                             663,300
         20,000   Illumina, Inc.*                                                                            475,000
                                                                                                 --------------------
                                                                                                           1,138,300
                                                                                                 --------------------
                  MEDICAL INFORMATION SYSTEMS 0.56%
         15,000   Allscripts Healthcare Solutions, Inc.*                                                     274,650
                                                                                                 --------------------
                  MEDICAL INSTRUMENTS 0.84%
          3,500   Intuitive Surgical, Inc.*                                                                  413,000
                                                                                                 --------------------
                  MEDICAL LABS & TESTING SERVICES 0.73%
         20,000   Psychemedics Corp.                                                                         355,800
                                                                                                 --------------------
                  MEDICAL PRODUCTS 0.76%
        150,000   ATS Medical, Inc.*                                                                         372,000
                                                                                                 --------------------
                  METAL PROCESSORS & FABRICATION 1.28%
          5,000   Commercial Metals Co.                                                                      267,450
         10,000   Dynamic Materials Corp.                                                                    356,400
                                                                                                 --------------------
                                                                                                             623,850
                                                                                                 --------------------
                  METAL PRODUCTS-DISTRIBUTION 0.71%
         12,500   Empire Resources, Inc.                                                                     345,000
                                                                                                 --------------------
                  NETWORKING PRODUCTS 0.78%
         75,000   3Com Corp.*                                                                                384,000
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Emerging Growth Fund  (CONTINUED)                                             MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  NON-FERROUS METALS 0.99%
         10,000   Titanium Metals Corp.*                                                         $           485,500
                                                                                                 --------------------
                  NON-HAZARDOUS WASTE DISPOSAL 0.63%
         25,000   Allied Waste Industries, Inc.*                                                             306,000
                                                                                                 --------------------
                  OIL FIELD MACHINERY & EQUIPMENT 6.97%
         33,000   CE Franklin Ltd.*                                                                          495,000
          5,000   Dril-Quip, Inc.*                                                                           354,250
         12,500   Flotek Industries, Inc.*                                                                   313,750
          7,500   FMC Technologies, Inc.*                                                                    384,150
          5,000   Hydril Co.*                                                                                389,750
          6,500   Lufkin Industries, Inc.                                                                    360,360
          7,500   Maverick Tube Corp.*                                                                       397,425
         22,500   Mitcham Industries, Inc.*                                                                  374,400
         12,500   NATCO Group, Inc.*                                                                         338,750
                                                                                                 --------------------
                                                                                                           3,407,835
                                                                                                 --------------------
                  OIL-FIELD SERVICES 1.45%
          7,000   Core Laboratories N.V.*                                                                    332,850
         10,000   Helix Energy Solutions Group, Inc.*                                                        379,000
                                                                                                 --------------------
                                                                                                             711,850
                                                                                                 --------------------
                  PATIENT MONITORING EQUIPMENT 0.99%
        135,000   Medwave, Inc.*                                                                             486,000
                                                                                                 --------------------
                  PHARMACY SERVICES 1.13%
          7,500   HealthExtras, Inc.*                                                                        264,750
          5,000   Medco Health Solutions, Inc.*                                                              286,100
                                                                                                 --------------------
                                                                                                             550,850
                                                                                                 --------------------
                  PRECIOUS METALS 0.87%
         65,000   Coeur d'Alene Mines Corp.*                                                                 426,400
                                                                                                 --------------------
                  RACETRACKS 0.65%
          7,500   Penn National Gaming, Inc.*                                                                316,350
                                                                                                 --------------------
                  RECYCLING 0.49%
          5,000   Aleris International, Inc.*                                                                240,350
                                                                                                 --------------------
                  RETAIL-APPAREL/SHOES 0.71%
         15,000   Christopher & Banks Corp.                                                                  348,150
                                                                                                 --------------------
                  RETAIL-GARDENING PRODUCTS 1.36%
         10,000   Tractor Supply Co.*                                                                        663,400
                                                                                                 --------------------
                  RETAIL-RESTAURANTS 0.77%
          5,000   Panera Bread Co. - Class A*                                                                375,900
                                                                                                 --------------------
                  RUBBER/PLASTIC PRODUCTS 0.57%
         10,000   PW Eagle, Inc.                                                                             278,000
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Emerging Growth Fund  (CONTINUED)                                             MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS 2.88%
         10,000   Hittite Microwave Corp.*                                                       $           337,100
        100,000   Vitesse Semiconductor Corp.*                                                               358,000
        284,022   WJ Communications, Inc.*                                                                   715,735
                                                                                                 --------------------
                                                                                                           1,410,835
                                                                                                 --------------------
                  SILVER MINING 2.40%
         11,000   Silver Standard Resources, Inc.*                                                           226,160
         45,000   Silver Wheaton Corp.*                                                                      480,150
         20,000   Western Silver Corp.*                                                                      469,400
                                                                                                 --------------------
                                                                                                           1,175,710
                                                                                                 --------------------
                  STEEL-PRODUCERS 0.54%
         17,500   AK Steel Holding Corp.*                                                                    262,500
                                                                                                 --------------------
                  STEEL-SPECIALTY 0.96%
          5,000   Allegheny Technologies, Inc.                                                               305,900
          6,400   Universal Stainless & Alloy Products, Inc.*                                                164,480
                                                                                                 --------------------
                                                                                                             470,380
                                                                                                 --------------------
                  TELECOMMUNICATION EQUIPMENT 3.07%
         17,042   Sirenza Microdevices, Inc.*                                                                161,047
        500,000   Sunrise Telecom, Inc.                                                                    1,125,000
         25,000   Symmetricom, Inc.*                                                                         213,750
                                                                                                 --------------------
                                                                                                           1,499,797
                                                                                                 --------------------
                  TELECOMMUNICATION EQUIPMENT-FIBER OPTICS 5.93%
        175,000   Avanex Corp.*                                                                              570,500
         90,000   Ciena Corp.*                                                                               468,900
         17,500   Essex Corp.*                                                                               385,350
         75,000   Finisar Corp.*                                                                             371,250
        140,000   JDS Uniphase Corp.*                                                                        583,800
         30,000   Oplink Communications, Inc.*                                                               520,200
                                                                                                 --------------------
                                                                                                           2,900,000
                                                                                                 --------------------
                  TELEPHONE-INTEGRATED 0.90%
         30,000   Broadwing Corp.*                                                                           442,200
                                                                                                 --------------------
                  WEB HOSTING/DESIGN 1.88%
         11,000   Equinix, Inc.*                                                                             706,420
         25,000   Terremark Worldwide, Inc.*                                                                 212,500
                                                                                                 --------------------
                                                                                                             918,920
                                                                                                 --------------------
                  WIRE & CABLE PRODUCTS 0.87%
          7,500   Insteel Industries, Inc.                                                                   425,850
                                                                                                 --------------------

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Emerging Growth Fund  (CONTINUED)                                             MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

        NUMBER
       OF SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------
                  WIRELESS EQUIPMENT 1.96%
         10,000   I.D. Systems, Inc.*                                                            $           250,000
        115,000   Stratex Networks, Inc.*                                                                    707,250
                                                                                                 --------------------
                                                                                                             957,250
                                                                                                 --------------------
                  TOTAL COMMON  STOCKS
                     (Cost $36,754,721)                                                                   45,387,272
                                                                                                 --------------------

SHORT-TERM INVESTMENT  10.07%

                  PNC Bank Money Market Account, 4.50%                                                     4,927,450
                                                                                                 --------------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $4,927,450)                                                                     4,927,450
                                                                                                 --------------------
                  TOTAL INVESTMENTS   102.84%
                     (Cost $41,682,171) (a)                                                               50,314,722

                  LIABILITIES IN EXCESS OF OTHER ASSETS  (2.84)%                                          (1,387,681)
                                                                                                 --------------------
NET ASSETS   100.00%                                                                             $        48,927,041
                                                                                                 ====================

             (a) Cost for Federal income tax purposes is $41,682,171. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
                         Gross unrealized appreciation   $            8,822,264
                         Gross unrealized depreciation                 (189,713)
                                                         -----------------------
                           Net unrealized appreciation   $            8,632,551
                                                         =======================
              *   Non-income producing

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Post-Venture Fund                                                        MARCH 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                    VALUE
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT   100.48%

                  PNC Bank Money Market Account, 4.50%                                      $         2,475,129
                                                                                            --------------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $2,475,129)                                                                2,475,129
                                                                                            --------------------
                  TOTAL INVESTMENTS   100.48%
                     (Cost $2,475,129) (a)                                                            2,475,129

                  LIABILITIES IN EXCESS OF OTHER ASSETS   (0.48)%                                       (11,897)
                                                                                            --------------------
NET ASSETS   100.00%                                                                        $         2,463,232
                                                                                            ====================

             (a) Cost for Federal income tax purposes is $2,475,129. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
                         Gross unrealized appreciation    $                   -
                         Gross unrealized depreciation                        -
                                                          ----------------------
                           Net unrealized appreciation    $                   -
                                                          ======================

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Technology Fund                                                       MARCH 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT   100.49%

                  PNC Bank Money Market Account, 4.50%                                   $        2,319,048
                                                                                         -------------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $2,319,048)                                                            2,319,048
                                                                                         -------------------
                  TOTAL INVESTMENTS   100.49%
                     (Cost $2,319,048) (a)                                                        2,319,048

                  LIABILITIES IN EXCESS OF OTHER ASSETS   (0.49)%                                   (11,219)
                                                                                         -------------------
NET ASSETS   100.00%                                                                     $        2,307,829
                                                                                         ===================

             (a) Cost for Federal income tax purposes is $2,319,048. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
                          Gross unrealized appreciation       $               -
                          Gross unrealized depreciation                       -
                                                              ------------------
                            Net unrealized appreciation       $               -
                                                              ==================

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

Van Wagoner Mid-Cap Growth Fund                                                  MARCH 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                               VALUE
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT   100.53%

                  PNC Bank Money Market Account, 4.50%                                 $        1,660,882
                                                                                       -------------------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $1,660,882)                                                          1,660,882
                                                                                       -------------------
                  TOTAL INVESTMENTS   100.53%
                     (Cost $1,660,882) (a)                                                      1,660,882

                  LIABILITIES IN EXCESS OF OTHER ASSETS   (0.53)%                                  (8,730)
                                                                                       -------------------
NET ASSETS   100.00%                                                                   $        1,652,152
                                                                                       ===================

             (a) Cost for Federal income tax purposes is $1,660,882. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
                           Gross unrealized appreciation   $                  -
                           Gross unrealized depreciation                      -
                                                           ---------------------
                             Net unrealized appreciation   $                  -
                                                           =====================

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Wagoner Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                           Elyce D. Dilworth, Chief Executive Officer
                           & Chief Financial Officer
                           (principal executive officer)

Date     May 26, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                           Elyce D. Dilworth, Chief Executive Officer
                           & Chief Financial Officer
                           (principal executive officer
                           & principal financial officer)

Date     May 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.